Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 20 – Commitments and Contingencies

Guarantee Commitments

In November 2017, the MingZhu entered into guarantee agreements for a capital lease of $2,531,453 to a subcontractor. The guarantee period was from November 2017 to January 2022. In November 2017, the MingZhu entered into a guarantee agreement in which MingZhu Logistics, a related party, guaranteed for the above-mentioned capital lease. The Company assessed its performance guarantee obligations as of December 31, 2021 in accordance with ASC 460, Guarantees, no financial impact was found.

Lease Commitments

The Company entered into a lease for office space located in Shenzhen, Guangdong, China for the period from November 21, 2018 to November 20, 2023. The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2021 are listed in section “Note 12 – Leases”.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and unasserted claims.

On January 20, 2022, Shenzhen Xincang Freight Co., Ltd. submitted the Civil Complaint to The People’s Court of Yantian District, requesting the defendant Jian Yang to compensate for the economic loss of RMB 233,055, judgment of the defendant Yangang Pearl for Jian Yang’s compensation liability to assume joint liability. According to the civil order issued by The People’s Court of Yantian District on January 27, 2022, the applicant Shenzhen Xincang Freight Co., Ltd. applies for property preservation in the case of the liability dispute between the applicant Shenzhen Xincang Freight Co., Ltd. of seizing and freezing the property worth RMB 234,990.12 under the name of the respondent Mingzhu. According to the notice of response issued by The People’s Court of Yantian District, on February 10, 2022, the case of the liability dispute between the plaintiff and the defendant Mingzhu and Jian Yang was filed by the Court on January 21, 2022. A trial is scheduled for March 18, 2022. As of the date of this annual report, the case has not yet been held.

In accordance with ASC No. 450-20, “Loss Contingencies”, the Company will record accruals for above loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. There are no other material loss contingencies than above-mentioned ones for the years ended December 31, 2021 and 2020.